Cash generated from operations - Net debt (Details) - CNY (¥) ¥ in Thousands		12 Months Ended
	Jan. 02, 2019	Dec. 31, 2022	Dec. 31, 2021
Total
Balance at beginning of year		¥ (367,847)	¥ (426,596)
Adjusted beginning balance	¥ 367,847
Cash Flows		39,315	58,749
Balance at end of year		(328,532)	(367,847)
Borrowings due within 1 year
Liabilities from financing activities
Balance at beginning		(156,208)	(135,814)
Cash flows		(16,558)	(20,394)
Balance at ending		(172,766)	(156,208)
Borrowings due after 1 year
Liabilities from financing activities
Balance at beginning		(77,607)	(75,931)
Cash flows		48,497	(1,676)
Balance at ending		(29,110)	(77,607)
Lease liabilities due within 1 year
Liabilities from financing activities
Balance at beginning		(28,278)	(35,868)
Adjusted beginning balance	(28,278)
Cash flows		926	7,590
Balance at ending		(27,352)	(28,278)
Lease Liabilities due after 1 year
Liabilities from financing activities
Balance at beginning		(105,754)	(178,983)
Adjusted beginning balance	¥ (105,754)
Cash flows		6,450	73,229
Balance at ending		¥ (99,304)	¥ (105,754)